Restricted Deposits	12 Months Ended
Dec. 31, 2025
Restricted Deposits [Abstract]
RESTRICTED DEPOSITS

NOTE 3:- RESTRICTED DEPOSITS

Balances at December 31, 2025 and 2024 consisted of bank deposits. The bank deposits bore annual interest of 4.2% and 0.35% as of December 31, 2025 and 2024.

Restricted deposits, as of December 31, 2025 and 2024, are restricted due to guarantees made with regards to lease payments for the Company’s office space. For further information see Note 6.